INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2021	Highland Healthcare Opportunities Fund

Shares		Value ($)
Common Stocks — 95.6%
HEALTHCARE — 95.6%
Biotechnology — 43.0%
7,000	AbbVie, Inc.	755,090
578,276	Abeona Therapeutics (a)(b)	647,669
100,000	Inovio Pharmaceuticals (b)	716,000
5,000	Intellia Therapeutics (b)	670,750
400,000	Minerva Neurosciences, Inc. (b)(c)	696,000
7,000	Natera (b)	780,080
217,139	NextCure (b)	1,463,517
316,229	OncoSec Medical (b)(c)	673,568
100,000	Sorrento Therapeutics (b)(c)	763,000
23,311	uniQure (b)	746,185
4,441	Vor BioPharma (b)	69,635

		7,981,494

Healthcare Equipment & Supplies — 6.7%
38,135	Ekso Bionics Holdings (b)	176,184
300,000	ReWalk Robotics (b)	453,000
3,000	STERIS	612,840

		1,242,024

Healthcare Providers & Services — 6.2%
1,415	Anthem, Inc.	527,512
10,000	Centene (a)(b)	623,100

		1,150,612

Healthcare Technology — 7.5%
165,000	Convey Holding Parent (b)	1,386,000

Life Sciences Tools & Services — 24.5%
5,000	10X Genomics, Class A (b)	727,900
82,000	Berkeley Lights (b)(c)	1,603,920
2,000	Samsung Biologics (b)(d)	1,467,585
67,954	Singular Genomics Systems (b)	760,405

		4,559,810

Pharmaceuticals — 7.8%
40,000	Nektar Therapeutics, Class A (b)	718,400
150,000	Paratek Pharmaceuticals, Inc. (b)(c)	729,000

		1,447,400

	Total Common Stocks (Cost $22,442,575)	17,767,340

Preferred Stock — 0.0%
HEALTHCARE — 0.0%
Healthcare Technology — 0.0%
608,695	AMINO, Inc., Series C (b)(e)(f)(g)(h)	—

	Total Preferred Stock (Cost $3,499,996)	—

Units		Value ($)
Warrants — 0.0%
HEALTHCARE — 0.0%
Biotechnology — 0.0%
4,751	Gemphire Therapeutics, Inc., Expires 03/15/2022(b)(e)(g)	—

	Total Warrants (Cost $–)	—

Principal Amount ($)
Repurchase Agreements(i)(j) — 6.1%
261,514	BofA Securities 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $261,514 (collateralized by U.S. Government obligations, ranging in par value $1,326 - $19,404, 1.500% - 5.000%, 09/01/2031 – 07/01/2060; with total market value $266,744)	261,514
261,514	Daiwa Capital Markets 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $261,514 (collateralized by U.S. Government obligations, ranging in par value $0 - $34,869, 0.000% - 8.000%, 11/15/2021 – 12/01/2051; with total market value $266,744)	261,514
261,514	HSBC Securities USA 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $261,514 (collateralized by U.S. Government obligations, ranging in par value $3,823 - $128,540, 2.500% - 4.000%, 05/20/2043 – 03/20/2051; with total market value $266,744)	261,514
261,514	RBC Dominion Securities 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $261,514 (collateralized by U.S. Government obligations, ranging in par value $0 - $32,091, 0.000% - 6.500%, 10/31/2021 – 05/01/2058; with total market value $266,744)	261,514

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2021	Highland Healthcare Opportunities Fund

Principal Amount ($)		Value ($)
Repurchase Agreements(i)(j) (continued)
77,526	Citigroup Global Markets 0.060%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $77,526 (collateralized by U.S. Government obligations, ranging in par value $4,028 - $14,377, 0.125% - 2.750%, 06/30/2022 – 02/15/2028; with total market value $79,077)	77,526

	Total Repurchase Agreements (Cost $1,123,582)	1,123,582

Shares
Cash Equivalent — 4.6%
MONEY MARKET FUND(k) — 4.6%
859,966	Dreyfus Treasury Obligations Cash Management, Institutional Class 0.010%	859,966

	Total Cash Equivalent (Cost $859,966)	859,966

Total Investments - 106.3%		19,750,888

(Cost $27,926,119)
Other Assets & Liabilities, Net - (6.3)%		(1,169,521)

Net Assets - 100.0%		18,581,367

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $1,183,100.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of September 30, 2021, the fair value of securities loaned was $1,202,331. The loaned securities were secured with cash and/or securities collateral of $1,249,312. Collateral is calculated based on prior day’s prices.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2021, these securities amounted to $1,467,585 or 7.9% of net assets.

(e)

Securities with a total aggregate value of $0, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)	There is currently no rate available.
(g)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $0, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2021. Please see Notes to Investment Portfolio.

(h)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AM INO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$0	0.0%

(i)	Tri-Party Repurchase Agreement.
(j)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2021 was $1,123,582.
(k)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 98.6%
CONSUMER DISCRETIONARY — 12.2%
14,565	Lydall (a)	904,341
349,694	Select Interior Concepts, Class A (a)(b)	5,042,588
94,817	Stamps.com (a)(b)	31,269,698

		37,216,627

ENERGY — 2.4%
12,559	Bonanza Creek Energy	601,576
77,056	Cimarex Energy	6,719,283
1,854	Vine Energy, Class A (a)	30,536

		7,351,395

FINANCIALS — 24.5%
59,534	1st Constitution Bancorp	1,409,170
240,518	Altabancorp	10,621,275
28,076	Amerant Bancorp (a)	651,363
23,616	Aquesta Financial Holdings	500,659
166,392	Arrow Global Group (a)	688,766
135,273	Athene Holding, Class A (a)	9,316,252
71,587	Atlantic Capital Bancshares (a)	1,896,340
322,310	Bank of Commerce Holdings	4,889,443
41,193	Century Bancorp, Class A (b)	4,747,081
15,614	Community Bankers Trust	177,531
13,355	Cortland Bancorp	371,403
48,553	County Bancorp (c)	1,769,757
35,763	First Midwest Bancorp (b)	679,855
12,484	FVCBankcorp (a)	249,555
43,240	Great Western Bancorp	1,415,678
894	Howard Bancorp (a)	18,130
2,150	MDH Acquisition, Class A (a)	21,177
589,324	Meridian Bancorp (b)	12,234,366
9,624	New York Community Bancorp (c)	123,861
19,117	Nicolet Bankshares (a)	1,418,108
66,429	Pacific Mercantile Bancorp (a)	611,811
17,439	Perpetual Federal Savings Bank of Urbana	701,048
108,037	Reliant Bancorp	3,412,889
12,118	Riverview Financial (a)	159,715
194,248	Select Bancorp (a)(b)	3,350,778
302	Shore Bancshares	5,354
257,775	State Auto Financial (b)	13,133,636
1,711	Webster Financial	93,181

		74,668,182

HEALTHCARE — 18.5%
27,000	Diversicare Healthcare Services (a)	261,360
301,797	Inovalon Holdings, Class A (a)	12,159,401
464,306	Magellan Health (a)(b)	43,900,132

		56,320,893

INDUSTRIALS — 6.1%
15,123	Akka Technologies (a)	831,641
167,424	CAI International	9,360,676
145,579	Echo Global Logistics (a)	6,945,574
71,471	GP Strategies (a)	1,479,450

		18,617,341

INFORMATION TECHNOLOGY — 30.9%
1,733,912	Cloudera Inc (a)(b)	27,690,575

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
348,435	Cornerstone OnDemand, Inc. (a)	19,951,388
62,882	DSP Group (a)	1,377,744
299	Marvell Technology	18,033
1,168,768	Medallia (a)(b)	39,586,172
63,408	QAD, Class A	5,541,225

		94,165,137

MATERIALS — 0.5%
58,462	Atotech (a)	1,411,857

REAL ESTATE — 3.5%
381,000	Columbia Property Trust, REIT	7,246,620
220,593	Landmark Infrastructure Partners	3,606,695

		10,853,315

	Total Common Stock (Cost $297,611,072)	300,604,747

Special Purpose Acquisition Companies — 15.6%
10,146	7GC & Holdings, Class A (a)	98,619
6,000	ACE Convergence Acquisition, Class A (a)	59,460
130,000	Altimeter Growth 2, Class A (a)	1,285,700
6,625	Apollo Strategic Growth Capital II, Class A (a)	64,726
100,000	Argus Capital (a)	1,010,000
10,152	B Riley Principal 150 Merger, Class A (a)	98,982
52,078	Banner Acquisition (a)(c)	517,655
34,781	Biotech Acquisition Co, Class A (a)	338,767
100	Blue Safari Group Acquisition, Class A (a)	990
72,109	Carney Technology Acquisition II, Class A (a)	704,505
45,628	CBRE Acquisition Holdings, Class A (a)	453,086
1,000	CBRE Acquisition Holdings (a)	10,300
116,900	CC Neuberger Principal Holdings II, Class A (a)	1,147,958
15,100	CC Neuberger Principal Holdings III, Class A (a)	147,527
1,000	CC Neuberger Principal Holdings III (a)	9,950
32,010	CF Acquisition IV, Class A (a)(c)	311,457
24,700	CF Acquisition VI (a)	239,837
70,100	Churchill Capital V, Class A (a)	685,578
81,594	Class Acceleration, Class A (a)	793,094
140,020	Cohn Robbins Holdings, Class A (a)(b)	1,374,996
1,000	Compute Health Acquisition (a)	10,010
15,000	Compute Health Acquisition, Class A (a)	146,550
60,000	Conx Corp, Class A (a)	588,000
103,335	Corner Growth Acquisition, Class A (a)	1,008,550
3,130	Corner Growth Acquisition (a)	31,269

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Special Purpose Acquisition Companies (continued)
219,996	Corner Growth Acquisition 2, Class A (a)	2,169,161
69,220	Data Knights Acquisition, Class A (a)	695,661
148	Deep Lake Capital Acquisition (a)	1,442
12,100	DPCM Capital (a)	118,217
40,000	Dragoneer Growth Opportunities II, Class A (a)	398,000
50,000	DTRT Health Acquisition (a)	504,500
47,514	ECP Environmental Growth Opportunities, Class A (a)	469,438
54,979	Environmental Impact Acquisition, Class A (a)	543,742
26,162	Epiphany Technology Acquisition, Class A (a)	255,603
157,400	FirstMark Horizon Acquisition, Class A (a)	1,542,520
9,896	Fortress Value Acquisition IV, Class A (a)	96,387
288,578	Forum Merger IV, Class A (a)(b)	2,816,521
8,000	FS Development II, Class A (a)	79,600
75,400	GigCapital5 (a)	775,112
24,680	Global Synergy Acquisition, Class A (a)	241,864
23,200	Gores Guggenheim, Class A (a)	237,104
9,096	Gores Holdings VII, Class A (a)	88,959
27,878	Gores Metropoulos II, Class A (a)(c)	275,435
1,000	Gores Technology Partners (a)	9,990
7	Gores Technology Partners II, Class A (a)	68
4,000	Gores Technology Partners II (a)	39,840
1,760	Hamilton Lane Alliance Holdings I, Class A (a)	17,072
5,000	Hamilton Lane Alliance Holdings I (a)(c)	50,000
39,079	Haymaker Acquisition III (a)	386,882
660	Haymaker Acquisition III, Class A (a)	6,428
288,800	Health Assurance Acquisition, Class A (a)(b)	2,824,464
918	Healthcare Capital, Class A (a)	9,051
1,000	Hudson Executive Investment III (a)	9,850
2,439	Ibere Pharmaceuticals (a)	24,378
34,900	IG Acquisition Corp, Class A (a)	341,671
15,068	InterPrivate III Financial Partners, Class A (a)	149,249
12,792	Jack Creek Investment, Class A (a)	124,722
31,000	Jatt Acquisition (a)	303,180
2,164	Jaws Mustang Acquisition (a)	21,727
56	Kensington Capital Acquisition V (a)	571
1,486	KludeIn I Acquisition, Class A (a)	14,652

Shares		Value ($)
Special Purpose Acquisition Companies (continued)
52,000	Lefteris Acquisition Corp, Class A (a)	509,080
4,650	Live Oak Mobility Acquisition, Class A (a)(c)	44,965
14,349	Longview Acquisition II, Class A (a)(c)	141,912
56,700	Lux Health Tech Acquisition, Class A (a)	556,227
100,172	Mercury Ecommerce Acquisition (a)	1,006,729
25,000	Merida Merger I (a)	249,750
12,734	Monument Circle Acquisition, Class A (a)	124,284
65,400	Mudrick Capital Acquisition II, Class A (a)	650,730
5,287	North Mountain Merger, Class A (a)	51,760
6,637	Northern Genesis Acquisition II (a)(c)	65,905
10,000	Northern Star Investment II, Class A (a)	99,300
90,000	OceanTech Acquisitions I, Class A (a)	889,200
507	Orion Biotech Opportunities (a)	5,019
296,653	Parabellum Acquisition (a)	2,957,630
20,428	Periphas Capital Partnering, Class A (a)	497,320
32,100	Pershing Square Tontine Holdings, Class A (a)	632,370
22,300	Pine Island Acquisition Corp, Class A (a)	217,648
5,887	Pioneer Merger, Class A (a)	58,458
14,302	Pivotal Investment III, Class A (a)	139,301
1,000	Pivotal Investment III (a)	9,880
41,155	Priveterra Acquisition, Class A (a)	401,261
88,144	PropTech Investment II, Class A (a)	863,811
19,800	Prospector Capital, Class A (a)	193,248
25,000	Queen’s Gambit Growth Capital, Class A (a)	246,750
9,835	Reinvent Technology Partners Y (a)	99,334
10,000	Revolution Healthcare Acquisition (a)	98,500
12,779	RMG Acquisition III (a)	126,257
100	Rocket Lab USA, Class A (a)	1,613
30,000	Ross Acquisition II, Class A (a)	290,700
5,009	Science Strategic Acquisition Alpha, Class A (a)	48,637
60,000	Sierra Lake Acquisition (a)	597,600
1,000	Slam (a)	9,910
297,000	Social Capital Hedosophia Holdings IV (a)(b)	3,005,640
224,500	Social Capital Hedosophia Holdings VI, Class A (a)	2,278,675
42,600	Social Leverage Acquisition I, Class A (a)	416,628

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Special Purpose Acquisition Companies (continued)
859	Sustainable Development Acquisition I (a)	8,667
45,900	SVF Investment Corp, Class A (a)	447,984
30,000	Tastemaker Acquisition, Class A (a)	295,800
5,000	Thunder Bridge Capital Partners III, Class A (a)	49,500
3,646	TLG Acquisition One (a)	36,187
65,420	Trebia Acquisition Corp, Class A (a)	648,312
5,900	Tribe Capital Growth I, Class A (a)	57,289
2,800	VectoIQ Acquisition II, Class A (a)	27,328
18,700	Velo3D (a)	156,519
142,400	Vy Global Growth, Class A (a)	1,396,944

	Total Special Purpose Acquisition Companies (Cost $47,613,048)	47,491,189

Contracts
Purchased Call Options(a) — 0.1%
	Total Purchased Call Options (Cost $253,413)	167,195

Units
Warrants — 0.0%
3,094	7GC & Holdings, Expires 01/03/2027(a)	1,702
15,000	Aries I Acquisition, Expires 05/10/2023(a)	8,265
3,841	Biotech Acquisition, Expires 12/03/2027(a)	2,534
3,333	Carney Technology Acquisition II, Expires 12/03/2027(a)	2,200
3,333	Corner Growth Acquisition 2, Expires 03/04/2023(a)	3,868
1,350	ECP Environmental Growth Opportunities, Expires 02/14/2028(a)	1,116
15,500	Jatt Acquisition, Expires 06/18/2023(a)	9,302
90,000	OceanTech Acquisitions I, Expires 05/13/2026(a)	39,600
13,333	Priveterra Acquisition, Expires 01/03/2028(a)	7,333
12,612	PropTech Investment II, Expires 01/03/2028(a)	10,720
1,132	Tribe Capital Growth I, Expires 03/08/2026(a)	1,030

	Total Warrants (Cost $102,936)	87,670

Contracts		Value ($)
Purchased Put Option(a) — 0.0%
	Total Purchased Put Option (Cost $24,482)	11,925

Shares
Preferred Stock — 0.0%
HEALTHCARE — 0.0%
434,783	AMINO, Inc., Series C (a)(d)(e)(f)(g)	—

	Total Preferred Stock (Cost $2,500,002)	—

Number of Rights
Rights — 0.0%
INFORMATION TECHNOLOGY — 0.0%
22,787	Zagg Inc (a)(d)(f)	2,051

	Total Rights (Cost $–)	2,051

Principal Amount ($)
Repurchase Agreements(h)(i) — 0.3%
249,000	BofA Securities 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $249,000 (collateralized by U.S. Government obligations, ranging in par value $1,262 - $18,476, 1.500% - 5.000%, 09/01/2031 – 07/01/2060; with total market value $253,980)	249,000
249,000	Daiwa Capital Markets 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $249,000 (collateralized by U.S. Government obligations, ranging in par value $0 - $33,200, 0.000% - 8.000%, 12/02/2021 – 10/01/2051; with total market value $253,980)	249,000
249,000	RBC Dominion Securities 0.050%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $249,000 (collateralized by U.S. Government obligations, ranging in par value $0 - $30,556, 0.000% - 6.500%, 10/31/2021 – 05/01/2058; with total market value $253,980)	249,000

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
235,819	Citigroup Global Markets 0.060%, dated 09/30/2021 to be repurchased on 10/01/2021, repurchase price $235,819 (collateralized by U.S. Government obligations, ranging in par value $12,251 - $43,731, 0.125% - 2.750%, 06/30/2022 – 02/15/2028; with total market value $240,535)	235,819

	Total Repurchase Agreements (Cost $982,819)	982,819

Shares
Cash Equivalent — 3.1%
MONEY MARKET FUND(j) — 3.1%
9,293,238	Dreyfus Treasury Obligations Cash Management, Institutional Class 0.010%	9,293,238

	Total Cash Equivalent (Cost $9,293,238)	9,293,238

Total Investments - 117.7%		358,640,834

(Cost $358,381,010)
Securities Sold Short— (21.4)%
Exchange-Traded Funds — (0.5)%
(5,267)	Invesco CurrencyShares British Pound Sterling Trust (k)	(683,657)
(7,659)	Invesco CurrencyShares Euro Currency Trust (k)	(826,942)

	Total Exchange-Traded Funds (Proceeds $1,536,959)	(1,510,599)

Special Purpose Acquisition Company — 0.0%
(100)	Rocket Lab USA, Class A (k)	(1,613)

	Total Special Purpose Acquisition Company (Proceeds $1,127)	(1,613)

Common Stock — (20.9)%
ENERGY — (2.4)%
(461)	Chesapeake Energy	(28,393)
(309,324)	Coterra Energy	(6,730,890)
(10,724)	Extraction Oil & Gas (k)	(605,370)

		(7,364,653)

FINANCIALS — (18.3)%
(26,685)	Amerant Bancorp, Class A (k)	(660,187)
(155,155)	Apollo Global Management, Class A	(9,555,996)
(33,217)	Banc of California	(614,182)
(14,262)	Blue Ridge Bankshares	(250,869)
(128,924)	Columbia Banking System	(4,897,823)

Shares		Value ($)
FINANCIALS (continued)
(11,947)	Farmers & Merchants Bancorp	(267,613)
(17,532)	Farmers National Banc	(275,428)
(79,260)	First Bancorp	(3,408,973)
(36,635)	First Interstate BancSystem, Class A	(1,474,925)
(2,398)	Flagstar Bancorp	(121,770)
(1,610)	FNB	(18,708)
(191,716)	Glacier Bancorp	(10,611,481)
(162,066)	Independent Bank	(12,341,326)
(80,829)	Lakeland Bancorp	(1,425,015)
(5,857)	Mid Penn Bancorp	(161,360)
(195)	Nicolet Bankshares (k)	(14,465)
(37,566)	Nicolet Bankshares, Inc.	(2,786,646)
(40,481)	Old National Bancorp	(686,153)
(127)	People’s United Financial	(2,219)
(485)	Severn Bancorp	(6,072)
(25,772)	SouthState	(1,924,395)
(3,695)	Sterling Bancorp	(92,227)
(232)	SVB Financial Group (k)	(150,076)
(4,954)	United Bankshares, Inc.	(180,227)
(116,856)	United Community Banks	(3,835,214)

		(55,763,350)

INFORMATION TECHNOLOGY — (0.2)%
(299)	Marvell Technology	(18,033)
(3,227)	MKS Instruments	(486,986)

		(505,019)

REAL ESTATE — 0.0%
(1)	Kite Realty Group Trust	(20)

	Total Common Stock (Proceeds $61,546,755)	(63,633,042)

	Total Securities Sold Short - (21.4)% (Proceeds $63,084,841)	(65,145,254)

Other Assets & Liabilities, Net - 3.7%(l)		11,228,177

Net Assets - 100.0%		304,723,757

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $120,350,253.
(c)

Securities (or a portion of securities) on loan. As of September 30, 2021, the fair value of securities loaned was $1,128,697. The loaned securities were secured with cash and/or securities collateral of $1,160,739. Collateral is calculated based on prior day’s prices.

(d)

Securities with a total aggregate value of $2,051, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)	There is currently no rate available.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

(f)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $2,051, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2021. Please see Notes to Investment Portfolio.

(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
AM INO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$0	0.0%

(h)	Tri-Party Repurchase Agreement.
(i)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2021 was $982,819.
(j)	Rate shown is 7 day effective yield.
(k)	No dividend payable on security sold short.
(l)	As of September 30, 2021, $28,178,700 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Purchased options contracts outstanding as of September 30, 2021 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Diamondback Energy	$85.00	Pershing	December 2021	40	$378,680	$27,642	$66,360
Discovery	47.50	Jefferies	January 2022	50	126,900	37,578	875
Carnival	32.50	Jefferies	January 2022	100	250,100	59,170	6,300
Marvell Technology	55.00	Jefferies	January 2023	36	217,116	40,677	48,870
ViacomCBS	42.50	Pershing	December 2021	51	201,501	21,474	8,415
Carnival	30.00	Jefferies	January 2023	75	187,575	37,733	26,250
BP	30.00	Jefferies	January 2022	125	341,625	29,139	10,125

						$253,413	$167,195

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTION:
Cornerstone OneDemand Inc	$55.00	Pershing	February 2022	265	$1,517,390	$24,482	$11,925

Written options contracts outstanding as of September 30, 2021 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Cohn Robbins Holding Corp	$10.00	Pershing	October 2021	(8)	$7,856	$(32)	$(40)
Vy Global Growth	10.00	Pershing	December 2021	(924)	906,444	(24,342)	(13,860)
Vy Global Growth	10.00	Pershing	November 2021	(500)	490,500	(6,903)	(6,000)
Compute Health Acquisition Corp	10.00	Pershing	November 2021	(150)	146,550	(3,893)	(1,125)
Gores Guggenheim Inc	10.00	Pershing	October 2021	(53)	54,166	(520)	(1,590)
Gores Guggenheim Inc	10.00	Pershing	January 2022	(160)	163,520	(5,480)	(8,000)
Gores Guggenheim Inc	10.00	Pershing	November 2021	(19)	19,418	(607)	(570)
SVF Investment Corp	10.00	Pershing	November 2021	(159)	155,184	(3,688)	(1,193)
SVF Investment Corp	10.00	Pershing	October 2021	(300)	292,800	(1,185)	(1,200)
IG Acquisition Corp	10.00	Pershing	October 2021	(199)	194,821	(3,726)	(995)
IG Acquisition Corp	10.00	Pershing	January 2022	(150)	146,850	(5,793)	(2,625)
Discovery	57.50	Pershing	January 2022	(50)	126,900	(24,228)	(750)
Cornerstone OneDemand Inc	57.50	Pershing	November 2021	(167)	956,242	(1,769)	(1,670)
Cohn Robbins Holding Corp	10.00	Pershing	November 2021	(1,392)	1,366,944	(8,835)	(6,960)
Merida Merger Corp	10.00	Pershing	October 2021	(250)	249,750	(2,641)	(1,250)
Ace Convergence Acquisition Corp	10.00	Pershing	December 2021	(44)	43,604	(384)	(220)
Ace Convergence Acquisition Corp	10.00	Pershing	November 2021	(16)	15,856	(143)	(80)
Lefteris Acquisition Corp	10.00	Pershing	October 2021	(520)	509,080	(6,734)	(2,600)
Lux Health Tech Acquisition	10.00	Pershing	October 2021	(567)	556,227	(12,987)	(2,835)
Mudrick Capital Acquisition Corp	10.00	Pershing	October 2021	(154)	153,230	(360)	(616)
Mudrick Capital Acquisition Corp	10.00	Pershing	November 2021	(500)	497,500	(3,533)	(5,000)
Churchhill Capital Corp	10.00	Pershing	November 2021	(621)	607,338	(2,858)	(3,105)
Churchhill Capital Corp	10.00	Pershing	October 2021	(80)	78,240	(316)	(240)
Echo Global Logistics Inc	50.00	Pershing	October 2021	(89)	424,619	(837)	(445)
Altimeter Growth Corp	10.00	Pershing	October 2021	(600)	593,400	(11,870)	(3,000)
Altimeter Growth Corp	10.00	Pershing	January 2022	(700)	692,300	(17,995)	(10,500)
Health Assurance Acquisition	10.00	Pershing	October 2021	(682)	666,996	(22,448)	(3,410)
Health Assurance Acquisition	10.00	Pershing	January 2022	(500)	489,000	(6,975)	(7,500)
Health Assurance Acquisition	10.00	Pershing	December 2021	(200)	195,600	(1,790)	(2,000)
Carnival	37.50	Pershing	January 2022	(100)	250,100	(44,429)	(2,300)
Pine Island Acquisition Corp	10.00	Pershing	October 2021	(210)	204,960	(3,139)	(840)
Pine Island Acquisition Corp	10.00	Pershing	November 2021	(13)	12,688	(51)	(98)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
FirstMark Horizon Acquisition	$10.00	Pershing	October 2021	(231)	$226,380	$(5,169)	$(1,155)
FirstMark Horizon Acquisition	10.00	Pershing	December 2021	(696)	682,080	(8,515)	(6,960)
FirstMark Horizon Acquisition	10.00	Pershing	November 2021	(647)	634,060	(11,510)	(3,235)
Marvell Technology	65.00	Pershing	January 2023	(36)	217,116	(30,387)	(31,230)
Social Capital Hedosophia Holdings	10.00	Pershing	October 2021	(2,970)	3,005,640	(71,025)	(29,700)
Pershing Square Tontine Holdings	20.00	Pershing	October 2021	(150)	295,500	(10,373)	(450)
Pershing Square Tontine Holdings	20.00	Pershing	November 2021	(171)	336,870	(1,530)	(1,881)
Carnival	40.00	Pershing	January 2023	(75)	187,575	(25,540)	(12,225)
CC Neuberger Principal Holdngs	10.00	Pershing	November 2021	(919)	902,458	(3,630)	(3,676)
BP	35.00	Pershing	January 2022	(125)	341,625	(14,473)	(2,000)
Social Capital Hedosophia Holdings	10.00	Pershing	December 2021	(1,450)	1,471,750	(62,818)	(43,499)
Social Capital Hedosophia Holdings	10.00	Pershing	October 2021	(645)	654,675	(21,035)	(12,255)
Social Capital Hedosophia Holdings	10.00	Pershing	November 2021	(150)	152,250	(7,133)	(3,750)
Conx Corp	10.00	Pershing	October 2021	(200)	196,000	(4,087)	(2,000)
Conx Corp	10.00	Pershing	January 2022	(400)	392,000	(8,049)	(7,000)
DPCM Cap Inc	10.00	Pershing	January 2022	(39)	38,103	(544)	(585)

						$(516,309)	$(254,218)

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTION:
Cornerstone OneDemand Inc	$47.50	Pershing	February 2022	(237)	$1,357,062	$(7,600)	$(3,555)

The Fund had the following swap contracts, which did not require pledged collateral, open at September 30, 2021:

Swap contracts outstanding as of September 30, 2021 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity TRS
Arrow Global Group	1 Month GBP LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	April 11, 2022	GBP	3,197,284	3,226,505	780,000	809,221	29,221
Bank Norwegian ASA	1 Month NOK- NIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 12, 2022	NOK	726,648	724,501	60,607	58,460	(2,147)
Biotech Acquisition	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	June 24, 2022	USD	8,697	8,766	900	969	69
Charles Stanley Group	1 Month GBP LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	August 9, 2022	GBP	389,840	391,041	56,628	57,829	1,201
Cervus Equipment	1 Month CAD- BA-CDOR plus 0.50%	Upon Maturity	Goldman Sachs	August 23, 2022	CAD	64,007	64,396	4,200	4,589	389
Cloudera	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	July 26, 2022	USD	15,298,949	15,308,938	958,606	968,595	9,989
Century Bancorp	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 29, 2022	USD	2,991	3,001	26	36	10
Columbia Property	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 20, 2022	USD	4,243,022	4,241,460	223,000	221,438	(1,562)
Echo Global	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 21, 2022	USD	3,093,244	3,093,039	64,830	64,625	(205)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2021	NexPoint Merger Arbitrage Fund

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
GP Strategies	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	July 18, 2022	USD	1,667,302	1,709,902	82,604	125,204	42,600
Gamesys Group PLC	1 Month GBP LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	May 30, 2022	GBP	5,283,185	5,290,528	210,990	218,333	7,343
Inovalon Holdings	1 Month USD LIBOR-BA plus 0.50%	Upon Maturity	Goldman Sachs	September 22, 2022	USD	7,771,171	7,754,617	192,470	175,916	(16,554)
Japara Healthcare	1 Month AUD- BBR-BBSW plus 0.50%	Upon Maturity	Goldman Sachs	August 12, 2022	AUD	1,115,047	1,112,406	1,115,000	1,112,359	(2,641)
Medallia	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 22, 2022	USD	7,265,459	7,268,333	214,595	217,469	2,874
Magellan Health	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 30, 2022	USD	1,569,422	1,568,679	16,591	15,848	(743)
Select Interior	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 20, 2022	USD	967,797	969,024	67,200	68,427	1,227
Sanne Group PLC	1 Month GBP LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 7, 2022	GBP	4,185,619	4,153,763	341,397	309,541	(31,856)
Stamps.com	1 Month USD LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	July 12, 2022	USD	2,170,152	2,224,763	6,746	61,357	54,611
Vectura Group PLC	1 Month GBP LIBOR-BBA plus 0.50%	Upon Maturity	Goldman Sachs	September 12, 2022	GBP	330,250	331,196	149,334	150,280	946

Total Long Equity TRS							59,444,858	4,545,724	4,640,496	94,772

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation/ (Depreciation) ($)
Short Equity TRS
Blue Prism Group	1 Day GBP- SONIA minus 0.50%	Upon Maturity	Goldman Sachs	September 29, 2022	GBP	(99,357)	(99,773)	(6,439)	(6,855)	(416)

Total Short Equity TRS							(99,773)	(6,439)	(6,855)	(416)

Total Return Swaps - Net							59,345,085	4,539,285	4,633,641	94,356

($) denotes USD.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2021	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of September 30, 2021, each of which is non-diversified. This report includes information for the three months ended September 30, 2021 for Highland Healthcare Opportunities Fund (the “Healthcare Opportunities Fund”) and the NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

Valuation of Investments

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	Highland Funds I

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2021, the Funds’ investments consisted of common stocks, preferred stocks, repurchase agreements, special purpose acquisition companies, exchange-traded funds cash equivalents, rights, warrants, securities sold short, equity swaps, and options.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of September 30, 2021 is as follows:

	Total value at September 30, 2021 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
Highland Healthcare Opportunities Fund
Assets
Common Stocks(1)	17,767,340	17,767,340	—	—
Preferred Stock(1)	—	—	—	—	(2)
Warrants(1)	—	—	—	—	(2)
Repurchase Agreements	1,123,582	1,123,582	—	—
Cash Equivalent	859,966	859,966	—	—

Total Assets	19,750,888	19,750,888	—	—

Total	19,750,888	19,750,888	—	—

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

For the three months ended September 30, 2021, there were no transfers in or out of Level 3.

	Total value at September 30, 2021 ($)	Level 1 Quoted Price ($)	Level 2 Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)
NexPoint Merger Arbitrage Fund
Assets
Common Stock(1)	300,604,747	300,604,747	—	—
Special Purpose Acquisition Companies	47,491,189	47,491,189	—	—
Purchased Call Options	167,195	167,195	—	—
Warrants	87,670	—	87,670	—
Purchased Put Option	11,925	11,925	—	—
Preferred Stock(1)	—	—	—	—	(2)
Rights(1)	2,051	—	—	2,051
Repurchase Agreements	982,819	982,819	—	—
Cash Equivalent	9,293,238	9,293,238	—	—
Other Financial Instruments
Total Return Swaps(3)	94,356	—	94,356	—

Total Assets	358,735,190	358,551,113	182,026	2,051

Liabilities
Securities Sold Short
Exchange-Traded Funds	(1,510,599)	(1,510,599)	—	—
Special Purpose Acquisition Company	(1,613)	(1,613)	—	—
Common Stock(1)	(63,633,042)	(63,633,042)	—	—

Total Liabilities	(65,145,254)	(65,145,254)	—	—

Other Financial Instruments
Written Call Options	(254,218)	(254,218)	—	—
Written Put Option	(3,555)	(3,555)	—	—

Total Other Financial Instruments	(257,773)	(257,773)	—	—

Total	293,332,163	293,148,086	182,026	2,051

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.
(3)	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	Highland Funds I

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the three months ended September 30, 2021, there was one rights position that transferred in to Level 3. Determination of fair value is uncertain because it involves subjective judgments and estimates that are unobservable.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investment Portfolios for the respective Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2021	Highland Funds I

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At September 30, 2021, the Healthcare Opportunities Fund and Merger Arbitrage Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of September 30, 2021, the Merger Arbitrage Fund was a party to open swap contracts having a net fair value of $94,356.

As of period ended September 30, 2021, the Healthcare Opportunities Fund did not invest in swap contracts.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Healthcare Opportunities Fund and Merger Arbitrage Fund did not have any affiliated issuers as of September 30, 2021.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2021	Highland Funds I

Subsequent Events

Effective October 15, 2021, the Highland Healthcare Opportunities Fund changed its name to the NexPoint Event Driven Fund.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.